CONCENTRATIONS OF RISK (Details Narrative)	6 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 SGD ($)
Concentration Risk [Line Items]
Bank and cash balances	$ 1,935,325		$ 34,237	$ 2,644,041
Account receivable			$ 428,577	389,120
Concentration risk lender	lease and four borrowings were at fixed interest rates with one borrowing was at variable rate.		lease and four borrowings were at fixed interest rates with one borrowing was at variable rate.
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Vendors [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Vendors [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customers A [Member]
Concentration Risk [Line Items]
Account receivable				48,326
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customers B [Member]
Concentration Risk [Line Items]
Account receivable			$ 97,784	$ 86,584
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customers C [Member]
Concentration Risk [Line Items]
Account receivable			$ 124,591